CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	$ 147,468	$ 144,671
Accounts receivable, prepaids and other	20,603	10,723
Value-added and other tax receivables	21,335	16,984
Inventories (Note 6)	206,445	104,691
Current assets	395,851	277,069
Long-term investments (Note 7)	9,744	10,028
Value-added tax receivables	22,318	18,024
Mining interests	2,124,133	1,950,356
Investments in joint ventures (accounted for using the equity method)	65,830	53,724
Other assets (Note 9)	39,848	26,934
Deferred income taxes (Note 16)	27,433	0
Total assets	2,685,157	2,336,135
Current
Accounts payable and accrued liabilities	95,092	78,037
Current income and other taxes payable	26,448	16,865
Current portion of derivative instruments at fair value (Note 14)	4,952	3,466
Current portion of long-term debt (Note 10)	302,630	13,935
Current portion of prepaid sales (Note 13)	60,000	57,450
Current portion of mine restoration provisions (Note 11)	1,819	0
Other current liabilities	3,603	6,288
Total current liabilities	494,544	176,041
Derivative instruments at fair value (Note 14)	0	6,439
Long-term debt (Note 10)	399,551	472,845
Prepaid sales (Note 13)	30,000	62,550
Mine restoration provisions (Note 11)	96,627	81,162
Deferred income taxes (Note 16)	81,518	74,072
Employee benefits obligation	14,708	7,860
Other long-term liabilities	1,816	602
Total liabilities	1,118,764	881,571
Shareholders’ equity
Share capital issued: 964,892,433 common shares (Dec 31, 2015 – 927,073,436)	2,197,267	2,151,993
Contributed surplus	60,039	56,191
Accumulated other comprehensive loss	(94,294)	(95,435)
Deficit	(610,908)	(667,760)
Equity attributable to owners of parent	1,552,104	1,444,989
Non-controlling interests	14,289	9,575
Total equity	1,566,393	1,454,564
Total equity and liabilities	2,685,157	2,336,135
Commitments (Note 21)